As filed with the Securities and Exchange Commission on January 30, 2006

File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 48	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 50	☒

HARBOR FUND
(Exact name of Registrant as Specified in Charter)

One SeaGate, Toledo, Ohio 43604
(Address of Principal Executive Offices)

(419) 249-2900
(Registrant’s Telephone Number, including Area Code)

David G. Van Hooser Harbor Fund One SeaGate Toledo, Ohio 43604	Christopher P. Harvey, Esq. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, Massachusetts 02109
(Name and address of Agents for Service)

It is proposed that this filing will become effective on February 1, 2006 pursuant to paragraph (b) of Rule 485.
The Index to Exhibits is located at page C-6.

PROSPECTUS

February 1, 2006

Harbor Small Company Growth Fund

HARBOR FUND

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

You Should Know
No financial highlights exist for Harbor Small Company Growth Fund, which commenced operations on February 1, 2006. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Harbor Fund’s trustees may change a fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement.

Risk/Return Summary — Domestic Equity
HARBOR SMALL COMPANY GROWTH FUND

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Small cap growth stocks demonstrating consistent or accelerating earnings growth.
SUBADVISER
NorthPointe Capital LLC
101 West Big Beaver Road
Suite 745
Troy, MI 48084
Carl Wilk, CFP
Portfolio Manager
Carl Wilk has managed the fund since its inception in 2006.

PRINCIPAL STRATEGIES AND INVESTMENTS
The fund invests primarily in equity securities, principally common stocks, of companies with market capitalizations that fall within the range of the Russell 2000® Index. As of December 31, 2005, the range of the Index was $26.0 million to $4.4 billion, but it is expected to change frequently.
In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser utilizes a combination of quantitative analysis and fundamental research to identify companies which the subadviser believes have a proven, consistent track record and a sustainable competitive advantage.
In selecting stocks for the fund’s portfolio, the subadviser looks for companies with strong fundamentals, including:

-	strong management team
-	solid balance sheet
-	attractive valuations
The subadviser then looks for catalysts which may accelerate future earnings growth, such as:

-	development of new products, technology or markets
-	formation of a new management team
-	rising earnings and/or margins
The subadviser seeks to control overall risk in the portfolio by maintaining a portfolio of typically between 60 to 80 companies and by employing a disciplined sell strategy. This strategy involves trimming or selling positions when a stock does not meet the subadviser’s expectations, it reaches or exceeds the subadviser’s valuation targets or the subadviser identifies more attractive investment alternatives.
The fund may invest without limit in equity securities of small cap companies purchased in initial public offerings (“IPOs”) although there can be no assurance that the fund will have meaningful access to IPOs.
Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE
Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See pages 5 and 6 for information relating to the subadviser.

1

Risk/Return Summary — Domestic Equity
HARBOR SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS
Fund#: 026
Cusip: 411511496
Ticker: HGSCX
Inception Date: 02-01-2006
RETIREMENT CLASS
Fund#: 226
Cusip: 411511470
Ticker: HSGRX
Inception Date: 02-01-2006
INVESTOR CLASS
Fund#: 426
Cusip: 411511488
Ticker: HSGIX
Inception Date: 02-01-2006

PRINCIPAL RISKS
Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. These fluctuations are a result of:
Stock market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade go down.
Growth style risk: Over time, a growth investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.
Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks proves to be incorrect.
Small cap risk: The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.
Initial public offering risk: The fund may have limited access to IPOs and may not be able to buy any or as many shares as it would like at the IPO price. The price of shares purchased in an IPO can be significantly more volatile than the price of shares of stocks with an established trading history. The price of shares purchased in an IPO can experience significant and sudden price drops.
Portfolio turnover risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional	Retirement	Investor
	Class	Class	Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses[1]	1.23%	1.23%	1.41%

Total annual fund operating expenses	1.98%	2.23%	2.41%
Contractual expense limitation (until 02-28-2007)	1.03%	1.03%	1.03%
Net annual fund operating expenses	0.95%	1.20%	1.38%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
This example is based on the gross expenses taking into account the expense limitation (through the first year only) and assumes that:

-	You invest $10,000 in the fund for the time periods indicated;
-	You redeem at the end of each period;
-	Your investment has a 5% return each year; and
-	The fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One	Three	Five	Ten
	Year	Years	Years	Years

Institutional Class	$97	$621	$1,068	$2,306

Retirement Class	$122	$697	$1,195	$2,565

Investor Class	$140	$751	$1,285	$2,746

2

The Fund’s Investments
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENTS

Equity Securities
Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments may also include investments in initial public offerings or secondary offerings.

3

The Fund’s Investments
INFORMATION ABOUT THE FUND’S OTHER INVESTMENTS

Derivative Instruments
The fund may, but is not required to, use derivatives for any of the following purposes:

-	To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
-	As a substitute for purchasing or selling securities or foreign currencies.
-	In non-hedging situations, to attempt to profit from anticipated market developments.
A derivative instrument will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.
Examples of derivatives are futures contracts, options, forward contracts, swaps, caps, collars and floors.
Even a small investment in derivatives can have a big impact on a fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase the fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s portfolio holdings. If the fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.
Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund’s portfolio less liquid and harder to value, especially in declining markets.

Temporary Defensive Positions
In response to extraordinary market, economic or political conditions, the fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.
If the fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover
The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio.

4

The Adviser and Subadviser

The Adviser
Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund.
Harbor Capital Advisors, Inc., located at One SeaGate, Toledo, Ohio, is an indirect wholly owned subsidiary of Robeco Groep N.V. Founded in 1929, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of November 30, 2005, Robeco Groep N.V., through its investment management subsidiaries, had approximately $159.7 billion in assets under management.
The combined assets of Harbor Fund and the pension plans managed by Harbor Capital Advisors were approximately $29.0 billion as of December 31, 2005.
Subject to the approval of the Harbor Fund board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors is also responsible for overseeing the subadviser and recommending the selection, termination and replacement of the subadviser. The adviser evaluates and allocates the fund’s assets.
The adviser also:

-	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
-	Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether the subadviser should be retained or changed.
-	Focuses on strict cost control.
In order to more effectively manage the Harbor funds, including this Fund, Harbor Fund and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of the Harbor Fund board of trustees, to select subadvisers to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval. To the extent the SEC adopts a rule which would supersede the order, Harbor Fund and Harbor Capital Advisors intend to rely on the rule to permit Harbor Capital Advisors to act in the same manner as it currently does pursuant to the order.
In addition to its investment management services to the fund, the adviser administers the fund’s business affairs. The adviser has agreed to voluntarily reduce the Harbor Small Company Growth Fund’s expenses of the different share classes for the fiscal year ending October 31, 2006. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to the subadviser out of its own assets. The fund is not responsible for paying any portion of the subadvisory fee to the subadviser.
ANNUAL ADVISORY FEE RATES
(as a percentage of the fund’s average net assets)

	Actual	Contractual
	Advisory	Advisory
	Fee Paid	Fee

Harbor Small Company Growth Fund	N/A	0.75%

A discussion regarding the basis for the board of trustees approving the investment advisory agreements of the fund will be available in Harbor Fund’s semi-annual report to shareholders dated April 30, 2006.
The subadviser also subadvises a portion of the pension plan assets managed by Harbor Capital Advisors and has adopted procedures to reasonably ensure fair asset allocation between the fund and the pension plan. The objectives and investment styles of the fund match those segments of the pension plan subadvised by the subadviser. This allows Harbor Fund to utilize research and other information on a cost effective basis. Portfolio managers are monitored on an on-going basis to collect and update data about their organizations and performance.

The Subadviser
and Fund Manager
The fund’s investments are selected by the subadviser. The following table describes the fund’s portfolio manager, the subadviser that employs the manager and the manager’s business experience. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

	PORTFOLIO MANAGER	MANAGER	BUSINESS EXPERIENCE
FUND	AND SUBADVISER	SINCE	(PAST FIVE YEARS)

Small Company Growth	Carl Wilk NorthPointe Capital LLC 101 West Big Beaver Road Suite 745 Troy, MI 48084	2006	Portfolio Manager, NorthPointe Capital (since 2002) and Senior Portfolio Manager, Munder Capital Management (1995-2002).

5

The Adviser and Subadviser

NorthPointe
Capital
Composite
Performance
Information
The following table presents the past performance of a composite of certain accounts managed by NorthPointe Capital LLC, which serves as the subadviser to Harbor Small Company Growth Fund. The NorthPointe Capital Small Cap Growth composite is comprised of all fee paying accounts under discretionary management by NorthPointe Capital that have investment objectives, policies and strategies substantially similar to those of the Harbor Small Company Growth Fund. NorthPointe Capital has prepared and presented the historical performance shown for the composite in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS®), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS®). AIMR has not been involved in the preparation or review of this report. The AIMR method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of NorthPointe in managing all small cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Small Company Growth Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses estimated to be payable by the Institutional, Retirement and Investor class shares of Harbor Small Company Growth Fund for the fiscal year ended October 31, 2006 were used.
The historical performance of the NorthPointe Capital Small Cap Growth composite is not that of any of the Harbor funds, including Harbor Small Company Growth Fund, and is not necessarily indicative of any fund’s future results. The Harbor Small Company Growth Fund commenced operations on February 1, 2006. Harbor Small Company Growth Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

NORTHPOINTE CAPITAL’S SMALL CAP GROWTH COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2005:

Small Cap Growth Composite*	1 Year	2 Years	3 Years	Since Inception

Composite net of all Institutional Class operating expenses	5.54%	15.41%	30.96%	15.88%
Composite net of all Retirement Class operating expenses	5.28	15.13	30.65	15.60
Composite net of all Investor Class operating expenses	5.10	14.93	30.43	15.40
Composite gross of all operating expenses	6.54	16.47	32.13	16.95
Russell 2000® Growth Index	4.15	9.11	20.93	6.31

	For the Periods Ended December 31:

	2003	2004	2005

Composite net of all Institutional Class operating expenses	68.63%	26.20%	5.54%
Composite net of all Retirement Class operating expenses	68.26	25.90	5.28
Composite net of all Investor Class operating expenses	67.99	25.69	5.10
Composite gross of all operating expenses	70.05	27.34	6.54
Russell 2000® Growth Index	48.54	14.31	4.15

*	This is not the performance of the Harbor Small Company Growth Fund. As of December 31, 2005, the Small Cap Growth composite was composed of 6 accounts, totaling approximately $101 million. The inception date of the Composite was April 1, 2002.

6

Your Harbor Fund Account

Choosing a Share Class
The Harbor Small Company Growth Fund has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the fund’s separate share classes have different expenses, and as a result, their investment performances will differ. Please note that the retirement class shares are limited to eligible retirement plans, which consist of qualified retirement plans and employer sponsored non-qualified deferred compensation plans only. The retirement class shares are not available through personal plans, such as individual retirement accounts (IRA), SEPs, Simple IRAs or individual 403(b) plans. When choosing a share class, you should consider the factors below:

Institutional Class	Retirement Class	Investor Class
- Available to individual and institutional investors	- Limited to eligible retirement plans only	- Available to individual and institutional investors
- No 12b-1 fee	- 12b-1 fee of up to 0.25% of average daily net assets	- 12b-1 fee of up to 0.25% of average daily net assets
- Transfer agent fee of 0.0525% of the average daily net assets	- Transfer agent fee of 0.0525% of the average daily net assets	- Transfer agent fee of 0.2325% of the average daily net assets
- $50,000 minimum investment	- No minimum investment	- $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/ UGMA accounts

DISTRIBUTION AND SERVICE (12b-1) FEES
Harbor Fund has adopted a distribution plan for the fund’s retirement and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the fund pays distribution and service fees to HCA Securities, Inc., (the “Distributor”), for the sale, distribution and servicing of its shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
TRANSFER AGENT FEES
The fund pays Harbor Transfer, Inc. transfer agent fees on a per class basis for its services as shareholder servicing agent for the fund. Harbor Transfer uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through financial intermediaries.

7

Your Harbor Fund Account

MINIMUM INVESTMENT EXCEPTIONS
Harbor Fund may, in its discretion, waive or lower the investment minimum for the Investor Class of the fund.
You may purchase Institutional Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	You were a shareholder of Harbor Fund on October 31, 2002 and maintained a balance in your Harbor Fund account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	You received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items a, b, or c.

(e)	Current trustees and officers of Harbor Fund.

(f)	Current partners and employees of legal counsel to Harbor Fund.

(g)	Current directors, officers or employees of Harbor Capital and its affiliates.

(h)	Current directors, officers, or employees of Owens-Illinois, Inc.

(i)	Current directors, officers, employees, or sales representatives of any subadviser to any Harbor Fund.

(j)	Members of the immediate family of any of the persons included in items e, f, g, h, or i.

(k)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(l)	Employer-sponsored retirement plan participants that transfer directly into a separate account with Harbor within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor.

(m)	Individuals that transfer directly into a separate account with Harbor within 60 days from withdrawal out of an omnibus account at Harbor.

(n)	Certain wrap accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(o)	Employer-sponsored retirement plans where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period.

(p)	Participants in a 403(b) plan, 457 plan or other employer-sponsored retirement plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary; and (ii) all participants in the plan who purchase shares of a Harbor Fund do so through a single broker, dealer or other financial intermediary designated by your employer.

(q)	Certain family trust accounts adhering to standards established by the Distributor.

8

Your Harbor Fund Account

How to Purchase Shares
Harbor Fund will not accept cash, money orders, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.
Harbor Fund does not issue share certificates.
Harbor Fund reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take up to 10 business days.
Please make note of your confirmation number when transacting via the telephone and the Internet.
All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Fund.

You may make up to four round trips in a fund in a 12-month period. Round trips must be at least 30-days apart. However, Harbor Fund at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Fund determines that a shareholder or client of an intermediary has engaged in short-term or excessive trading that Harbor Fund believes may be harmful to the fund involved. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases. A “round trip” is a redemption out of a fund (by any means) followed by a purchase back into of the same fund (by any means). Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, see “Excessive Trading.”

BY MAIL	Open a new account	Add to an existing account

First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048	Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Complete the investment slip included with your most recent confirmation or statement.
Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43604
Make your check payable to: “Harbor Fund”

If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

BY TELEPHONE	Add to an existing account
Call Harbor Transfer at: 1-800-422-1050	You may purchase shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Telephone purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfund.com.

9

Your Harbor Fund Account

How to Purchase Shares	BY WIRE	Open a new account	Add to an existing account
	Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply fund name, share class, account registration and account number	Send the completed account application to Harbor Transfer at the address listed under “By Mail.” Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

	BY INTERNET Visit our web site at: www.harborfund.com	Add to an existing account If your account has internet purchase privileges, you may purchase shares via our web site 24 hours a day.
Internet purchases are limited to $100,000 per fund, per day. Telephone and Internet transactions are aggregated for purposes of the $100,000 limit.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

	THROUGH A FINANCIAL	You may purchase fund shares through an intermediary, such as a broker-
	INTERMEDIARY	dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward purchase orders to the funds on your behalf. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.
Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

10

Your Harbor Fund Account

How to Exchange Shares
An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund.
Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Please make note of your confirmation number when transacting via the telephone and the Internet.
All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Fund.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to three round trips in a fund in a 12-month period. Round trips must be at least 30-days apart. However, Harbor Fund at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Fund determines that a shareholder or client of an intermediary has engaged in short-term or excessive trading that Harbor Fund believes may be harmful to the fund involved. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege after even one round trip. A “round trip” is a redemption out of a fund (by any means) followed by a purchase back into the same fund (by any means). Different restrictions may apply if you invest through an intermediary. For more information about the funds’ policy on excessive trading, see “Excessive Trading.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.
Harbor Fund may change or terminate its exchange policy on 60 days prior notice.
INSTITUTIONAL CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor Fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Fund.
If you are not an original shareholder, you must meet the minimum initial investment requirements for each fund.
RETIREMENT CLASS SHAREHOLDERS
You may exchange your shares of the Retirement Class for Retirement Class shares or any other Harbor Fund available through your retirement plan. In addition, you may exchange your shares of the Retirement Class for shares of either the Institutional or Investor Class shares of another Harbor Fund if such class of shares is available through your retirement plan.
INVESTOR CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor Fund and for Institutional Class shares of Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor Fund would be subject to the minimum investment requirements for each fund and class.

BY MAIL First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43604	You may mail an exchange request to the shareholder servicing agent. Indicate the name of the fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

11

Your Harbor Fund Account

How to Exchange Shares

BY TELEPHONE Call Harbor Transfer at: 1-800-422-1050	If your account has telephone exchange privileges, you may exchange shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfund.com	If your account has internet exchange privileges, you may exchange shares via our web site 24 hours a day.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

THROUGH A FINANCIAL INTERMEDIARY	You may exchange fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

12

Your Harbor Fund Account

How to Sell Shares
Redemptions are taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.
Redemption proceeds not cashed within 180 days may be reinvested to the account in which it was redeemed at the then current NAV.
Please make note of your confirmation number when transacting via the telephone and the Internet.
All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

BY MAIL First class mail to: Harbor Transfer, Inc. P.O. Box 10048 Toledo, OH 43699-0048 Express or registered mail to: Harbor Transfer, Inc. One SeaGate 14th Floor Toledo, OH 43604	You may mail a written redemption request to the shareholder servicing agent. State the name of the fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

IRA redemption requests must be made in writing, including tax withholding information. If withholding information is not specified, Harbor Fund will withhold 10%. Call the shareholder servicing agent or visit our web site at www.harborfund.com for an IRA Request for Distribution form.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.

BY TELEPHONE Call Harbor Transfer at: 1-800-422-1050	If your account has telephone redemption privileges, you may redeem shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

IRA redemption requests must be made in writing. Call the shareholder servicing agent or visit our web site at www.harborfund.com for an IRA Request for Distribution form.

BY INTERNET Visit our web site at: www.harborfund.com	If your account has Internet redemption privileges, you may redeem shares via our web site 24 hours a day.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

IRA redemption requests must be made in writing. Call the shareholder servicing agent or visit our web site at www.harborfund.com to request an IRA Request for Distribution form.

13

Your Harbor Fund Account

How to Sell Shares	THROUGH A FINANCIAL INTERMEDIARY	You may redeem fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Fund directly.

HCA Securities, the distributor of Harbor Fund, has contracted with certain intermediaries to accept and forward redemption requests to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

HCA Securities, Harbor Transfer or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain intermediaries for distribution of fund shares, and for shareholder recordkeeping, subaccounting and other similar services.

Harbor Fund is not responsible for the failure of any intermediary to carry out its obligations to its customers.

14

Shareholder and Account Policies

Transaction and Account Policies
RIGHTS RESERVED BY HARBOR FUNDS
Harbor Fund reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed in cases where (i) Harbor Fund suspects that the account holder has acted fraudulently in connection with the account or has used the account to engage in illegal conduct, (ii) a shareholder has engaged in a pattern of threatening or abusive behavior directed at Harbor’s or its service providers’ personnel, or (iii) if the fund or its agent is unable to verify the identity of the person(s) or entity opening an account.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.
EXCESSIVE TRADING/MARKET-TIMING
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Fund has taken reasonable steps to seek to prevent excessive short-term trading.
Excessive short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a fund prices its shares, which may affect the prices of the foreign securities held by the fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and authorized Harbor Fund to take the following actions to discourage excessive short-term trading activity in the funds.
Harbor Fund will bar future purchases into a fund and any other Harbor funds by any investor who makes more than three round trips (as defined under “How to Purchase Shares”) in a fund in a 12-month period or who makes round trips that are less than 30 days apart and will terminate the exchange privilege of that investor. Harbor Fund monitors trading activity in all accounts. If Harbor Fund discovers what it believes is excessive trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege after even one round trip. Harbor Fund may also ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Harbor Fund has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some funds. In addition, the funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a fund. For example, a fund may refuse a purchase order if the fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the fund’s investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the funds’ exchange limits or excessive trading policy are not deemed accepted by the fund.
This excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iii) reinvested distributions (dividends and capital gains); (iv) transactions

15

Shareholder and Account Policies

initiated through an Automatic Purchase, Exchange or Withdrawal Plan; (v) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (vi) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund; (vii) transactions initiated by a plan sponsor; (viii) transactions below a dollar amount applicable to all accounts that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the fund; and (ix) omnibus accounts maintained by financial intermediaries.
While Harbor Fund seeks to apply its excessive trading policy to all accounts, Harbor Fund may not be able to apply it to accounts which are maintained by financial intermediaries because of the difficulty in identifying individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent Harbor Fund is able to identify excessive short-term trading in accounts maintained by intermediaries, Harbor Fund will seek the cooperation of the intermediary to enforce Harbor Fund’s excessive trading policy. There can be no assurance that the intermediary will cooperate in all instances.
In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Fund’s. Harbor Fund may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Fund determines, in its discretion, that the intermediary’s restrictions provide protection to the fund that is substantially equivalent to Harbor Fund’s policy.
The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a fund.
Purchase orders (including the purchase portion of an exchange) received by a financial intermediary in violation of the funds’ excessive trading policy are not deemed accepted by the fund.
PORTFOLIO HOLDINGS DISCLOSURE POLICY
The fund’s full portfolio holdings, as well as industry, security, and regional breakdowns, are published quarterly, with a 15-day lag, on www.harborfund.com. In addition, the fund’s top ten portfolio holdings as a percent of its total net assets will be published quarterly, with a 10-day lag, on www.harborfund.com. This information is available on Harbor Fund’s web site for the entire quarter.
Additional information about Harbor Fund’s portfolio holdings disclosure policy is available in the Statement of Additional Information.
PRICING OF FUND SHARES
The fund’s share price, called its net asset value, or NAV, per share, is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m., eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of the fund attributable to that class by the number of fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the fund does not transact purchase or redemption requests. However, on those days the value of the fund’s assets may be affected to the extent that the fund holds foreign securities that trade on foreign markets that are open.
The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.
When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing an independent pricing service. The fund may use fair-value pricing if the value of some or all of the fund’s securities have been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
Share prices are normally available after 7:00 p.m. Eastern time by calling 1-800-422-1050 or visiting www.harborfund.com.

16

Shareholder and Account Policies

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:

-	No third-party checks, starter checks, money orders, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
-	You may sell the shares, but the proceeds may not be available for up to 10 business days to make sure that the check has cleared.
-	The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.
You can avoid the 10 business day holding period by purchasing shares by wire. Use of ACH will reduce the holding period to up to 3 business days.
REDEMPTIONS IN-KIND
The fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.
ACCOUNTS WITH SMALL BALANCES
If you establish an account with less than the applicable minimum requirement for the respective Class or if your account balance falls below the required minimum investment for that Class due to redemptions, the shareholder servicing agent may ask that the account be increased. If your account balance is not increased within 60 days, the shareholder servicing agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of the Investor Class and reserves the right to redeem, in full, shares of the Investor Class.
SIGNATURE GUARANTEES
A signature guarantee is required if any of the following is applicable:

-	You request a redemption above $100,000.
-	You would like a check made payable to anyone other than the shareholder(s) of record.
-	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
-	You would like a check mailed to an address other than the address of record.
-	You would like your redemption proceeds wired to a bank account other than a bank account of record.
Harbor Fund reserves the right to waive or require a signature guarantee under certain circumstances.
A signature guarantee may be refused if any of the following is applicable:

-	It does not appear valid or in good form.
-	The transaction amount exceeds the surety bond limit of the signature guarantee.
-	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Fund shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.
STATEMENTS AND REPORTS
You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.
The fund produces financial reports, which include a list of the fund’s portfolio holdings, semi-annually and updates its prospectus annually.
Unless you instruct Harbor otherwise by contacting a shareholder servicing agent, the funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Fund account. This process is known as “householding.” Please call a shareholder servicing agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after Harbor receives your instructions. Your consent to householding is considered valid until revoked.

17

Shareholder and Account Policies

The Fund Distributes Substantially all of its Income and Gains
You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the fund unless you elect otherwise.
DIVIDENDS, DISTRIBUTIONS AND TAXES
The fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The fund declares and pays any dividends from net investment income and capital gains at least annually in December. The fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The fund expects distributions to be primarily from capital gain.
For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a fund and certain other conditions are met by the fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. In order for an individual shareholder to be taxed at the maximum 15% rate on otherwise “qualified dividend income”, the shareholder must meet certain holding-period requirements, as discussed in detail in the fund’s statement of additional information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional fund shares.
BUYING DIVIDENDS
Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the funds pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares.
Every January the fund will send you information about the fund’s dividends and distributions during the previous calendar year.
If you do not provide Harbor Fund with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.
The fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

-	Postal or other delivery service is unable to deliver checks to the address of record; or
-	Dividends and capital gain distributions are not cashed within sixty (60) days.
Neither Harbor Fund nor the shareholder servicing agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.
You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.

18

Investor Services

Harbor Fund Provides a Variety of Services to Manage your Account
If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfund.com.
WWW.HARBORFUND.COM
Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.
In order to engage in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfund.com and follow the procedures accordingly).
When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.
Transactions through the Internet are subject to the same minimums as other transaction methods.
Procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions received through the Internet are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.
TELEPHONE SERVICES
1-800-422-1050
Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.
When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.
Telephone transactions are subject to the same minimums as other transaction methods.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, neither Harbor Fund, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.
DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of another fund provided you have opened an account in the other fund and have satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.
TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.
TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Fund reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.
To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfund.com.

19

Investor Services

Harbor Fund may amend or terminate the automatic plans without notice to participating shareholders.
AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application.
You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.
If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.
If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form to add this feature or you may download the form from our web site at www.harborfund.com.
AUTOMATIC EXCHANGE PLAN
You may automatically exchange between Harbor funds either monthly or quarterly. The minimum exchange amount is $100. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
AUTOMATIC WITHDRAWAL PLAN
You may direct Harbor Fund to withdraw a specific dollar amount (minimum of $100) on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.
RETIREMENT ACCOUNTS
For information on establishing retirement accounts, please call 1-800-422-1050.

-	Traditional IRA – an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.
-	Roth IRA – an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
-	SEP IRA – an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
-	Other Retirement Plans – A Harbor Fund may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

20

Harbor Fund Details

Harbor Fund
Ticker Symbols
and CUSIP Numbers
Share prices are available on our web site at www.harborfund.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

	FUND	TICKER	CUSIP
FUND	NUMBER	SYMBOL	NUMBER

DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Retirement Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Retirement Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Retirement Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Small Company Growth Fund
Institutional Class	026	HGSCX	411511496
Retirement Class	226	HSGRX	411511470
Investor Class	426	HSGIX	411511488
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Retirement Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Retirement Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Retirement Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Institutional Class	011	HAINX	411511306
Retirement Class	211	HRINX	411511652
Investor Class	411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	017	HAIGX	411511801
Retirement Class	217	HRIGX	411511637
Investor Class	417	HIIGX	411511629
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	024	HYFAX	411511553
Retirement Class	224	HYFRX	411511546
Investor Class	424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	014	HABDX	411511108
Retirement Class	214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	025	HARRX	411511520
Retirement Class	225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	016	HASDX	411511702
Retirement Class	216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	015	HARXX	411511405
Retirement Class	215	HRMXX	411511660

Updates Available
For updates on the Harbor funds following the end of each calendar quarter, please visit our web site at www.harborfund.com.

21

Harbor’s Privacy Statement

We recommend that you read and retain this notice for your personal files
The following privacy statement is issued by Harbor Fund and each series of Harbor Fund and its affiliates, Harbor Capital Advisors. Inc., Harbor Transfer, Inc. and HCA Securities, Inc.
These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information
It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.
In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.
The non-public personal information collected may include name, address, e-mail address, telephone/ fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.
When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing
We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).
When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.
If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information
Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security
We maintain physical, electronic and procedural safeguards to protect your non-public personal information.
For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfund.com.
(not part of the prospectus)

22

For More Information About Harbor Fund

For More Information About Harbor Fund, these Documents are Available
ANNUAL/ SEMI-ANNUAL REPORTS
Additional information about the fund’s investments is available in the Harbor Fund annual and semi-annual reports to shareholders. You may request free copies of the annual and semi-annual reports when they become available for this fund.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the SAI and other information and answers to questions about the fund are available for download at www.harborfund.com, by sending an e-mail request to literature@harborfund.com or by contacting the shareholder servicing agent at:
Harbor Transfer, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050
Investors can review the SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

-	For a fee, by writing to the Public Reference Room of the Commission Washington, D.C. 20549-0102

-	For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov.

-	Free from the Commission’s web site at http://www.sec.gov.
This prospectus is not an offer to sell securities in places other than the United States and its territories.
Investment Company Act File No. 811-4676

TRUSTEES AND OFFICERS

David G. Van Hooser	Chairman, President and Trustee
Howard P. Colhoun	Trustee
John P. Gould	Trustee
Rodger F. Smith	Trustee
Charles F. McCain	Chief Compliance Officer
Constance L. Souders	Vice President
Brian L. Collins	Vice President
Mark W. Karchner	Treasurer
Karen B. Wasil	Secretary
Jodie L. Crotteau	Assistant Secretary
INVESTMENT ADVISER
Harbor Capital Advisors, Inc.
One SeaGate
Toledo, Ohio 43604
DISTRIBUTOR AND PRINCIPAL UNDERWRITER
HCA Securities, Inc.
One SeaGate
Toledo, OH 43604
419-249-2900
SHAREHOLDER SERVICING AGENT
Harbor Transfer, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050
CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
LEGAL COUNSEL
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109
One SeaGate
Toledo, Ohio 43604
1-800-422-1050
www.harborfund.com

01/2006/1,500

HARBOR SMALL COMPANY GROWTH FUND One SeaGate Toledo, Ohio 43604	www.harborfund.com

STATEMENT OF ADDITIONAL INFORMATION—February 1, 2006

     Harbor Small Company Growth Fund (“Harbor”) is a diversified open-end management investment company (or mutual fund). The Fund is managed by a subadviser (“Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Harbor Small Company Growth Fund dated February 1, 2006, as amended or supplemented from time to time. Investors can get free copies of the Prospectus and the Statement of Additional Information, request other information and discuss their questions about the Fund by calling 1-800-422-1050, by writing to Harbor Fund at One SeaGate, Toledo, OH 43604 or by visiting our web site at www.harborfund.com.

Page in
Statement of
Additional Information

CUSTODIAN	31
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	31
APPENDIX A	32
Description of Securities Ratings	32
Description of Commercial Paper Ratings	34

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES
    General. The following discussion elaborates on the presentation of the Fund’s investment policies contained in the Prospectus.
   In response to extraordinary market, economic or political conditions, the Fund may depart from its principal investment strategy by taking large temporary investment positions in cash or investment-grade debt securities. If the Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.
   Additional Investment Information. If the Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in small cap equity securities, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%. However, any future investments must be made in a manner to get back in compliance with the 80% requirement.
INVESTMENT POLICIES
    Common Stocks. The Fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
   Preferred Stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
   Convertible Securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s declines. They generally pay less income than non- convertible bonds.
   Restricted and Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.
   The Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the 1933 Act prior to distribution to the general public) including restricted securities eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. A restricted security may be liquid or illiquid depending on whether it satisfies relevant liquidity requirements.
   The Board of Trustees has delegated to the Adviser and Subadviser the daily function of determining and monitoring liquidity of restricted securities in accordance with procedures adopted by the Board. The Board retains sufficient oversight of the process and remains ultimately responsible for the determinations.

   Fixed-Income Securities. Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed-income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed-income securities can be expected to decline.
   Derivative Instruments. In accordance with its investment policies, the Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
   Derivative securities include collateralized mortgage obligations, stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps (described below). The principal risks associated with derivative instruments are:
   Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.
   Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.
   Credit risk: The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.
   Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.
   Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
   Each derivative instrument purchased for the Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.
   U.S. Government Securities. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as treasury bills, notes and bonds and Government National Mortgage Association (“Ginnie Mae”) certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks (“FHLBs”), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the

Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Association (“Freddie Mac”) are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association (“SLMA”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described above in the future, since it is not obligated to do so by law, other than as set forth above. Specifically, securities issued by U.S. government sponsored entities such as Fannie Mae, Freddie Mac, FHLBs and SLMAs are neither issued nor guaranteed by the U.S. government.
   Cash Equivalents. The Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the FDIC. The Fund may also invest in commercial paper which at the date of investment is rated at least A-1 by S&P or P-1 by Moody’s or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody’s; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody’s (rated A in the case of Harbor Short Duration Fund), and other debt instruments, including unrated instruments, deemed by the Subadviser to be of comparable high quality and liquidity.
   The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.
   Small Companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.
   Foreign Securities. The Fund is permitted to invest in equity securities of corporate issuers located in or doing business in a foreign country (foreign issuers). A company is located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.
   Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though they are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
   Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
   In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
   Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
   The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act which governs the establishment of foreign subcustodial arrangements for mutual funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability of the Fund to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Fund’s ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Fund’s assets; and (iv) difficulties in converting the Fund’s cash and cash equivalents to U.S. dollars. The Adviser and the Subadviser have evaluated the political risk associated with an investment in a particular country.
   Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, the Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
   Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries or in any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities which may currently exist. This is particularly true of emerging markets.
   Certain countries in which the Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
   Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments, or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
   ADRs, EDRs, IDRs and GDRs. The Fund may invest in ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (EDRs) and International Depositary Receipts (IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
   Borrowing. The Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
   Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may only be made to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund.
   Short Sales. The Fund may engage in short sales “against the box,” as well as short sales for hedging purposes. When the Fund engages in a short sale other than “against the box,” it will place cash or liquid securities in a segregated account with the custodian or set aside in the Fund’s records and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, the Fund is limited in the amount of the Fund’s net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than “against the box” may involve an unlimited exposure to loss.
   Forward Commitments and When-Issued Securities. The Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
   When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
   The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
   The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
   When the Fund purchases securities on a when-issued or forward commitment basis, the Funds will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account or the Fund will set aside the portfolio securities while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
   Repurchase Agreements. The Fund may enter into repurchase agreements with any bank that satisfies the standards set forth under “Cash Equivalents” or with any member firm of the National Association of Securities Dealers, Inc., or any affiliate of a member firm, which is a primary dealer in U.S. government securities. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be collateralized in a segregated account with the Fund’s Custodian or set aside in the Fund’s records for the duration of the agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.
   Options and Futures Transactions. The Fund may buy and sell options contracts, financial futures contracts and options on futures contracts. The Fund may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.
   Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund’s return. The Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.
   The Fund will not engage in a transaction in futures or options on futures for nonhedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish nonhedging positions in futures contracts and options on futures would exceed 5% of the Fund’s net assets. The loss incurred by the Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Fund’s transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.
   Options on Securities, Securities Indices and Currency.  The aggregate value of premiums paid by the Fund for all options transactions may not exceed 20% of the Fund’s net assets. Otherwise, the Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
   Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
   All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside in the Fund’s records with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account or by setting them aside in the Fund’s records. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
   The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
   Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
   The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
   The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.
   The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
   Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
   Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
   The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
   The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.
   Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
   The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
   Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
   Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
   Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
   The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.
   If, in the opinion of the Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
   When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
   On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

   Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
   The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
   The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
   Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
   To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company.
   Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to maintain with the custodian in a segregated account or to set aside in the Fund’s records cash or liquid securities in an amount equal to the underlying value of such contracts and options.
   While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
   Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds’ portfolios are various futures on U.S. government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
   Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.
   Foreign Currency Transactions. The Fund may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.
   The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
   The Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
   When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
   When the Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
   The Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
   The Fund will place cash which is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract) in a separate account or will set aside that cash in the Fund’s records. The amounts in such separate account or set aside will equal the value of the Fund’s total assets which are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account or will set aside additional cash or securities on a daily basis so that the value of the account or amount set aside will equal the amount of the Fund’s commitments with respect to such contracts.
   Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.
   While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain which might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
   The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.
   Investments in Other Investment Companies. The Fund is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. These investment companies often seek to perform in a similar fashion to a broad based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. iShares and Standard & Poor’s Depositary Receipts (“SPDRs”) are forms of ETFs.
INVESTMENT RESTRICTIONS
    The following restrictions may not be changed without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.
   Harbor may not, on behalf of the Fund:
   (1) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
   (2) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings;
   (3) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
   (4) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);
   (5) issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Fund may issue shares of beneficial interest in multiple series or classes;
   (6) purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
   (7) generally may not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts which are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction;
   (8) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund’s investment objectives and policies may be deemed to be loans; and
   (9) notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
   In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Fund have voluntarily adopted the following policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:

(a) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(b) make short sales of securities, except as permitted under the Investment Company Act;

(c) purchase or sell any put or call options or any combination thereof, except that the Fund may (i) purchase and sell or write options on any futures contracts into which it may enter, (ii) purchase put and call options on securities, on securities indexes and on currencies, (iii) write covered put and call options on securities, securities indices and on currencies, and (iv) engage in closing purchase transactions with respect to any put or call option purchased or written by a Fund, provided that the aggregate value of premiums paid by the Fund for all of such options shall not exceed 20% of the Fund’s net assets;

(d) acquire put and call options with a market value exceeding 5% of the value of the Fund’s total assets;

(e) invest more than 15% of the Fund’s net assets in illiquid investments;

(f) invest in other companies for the purpose of exercising control or management;

(g) for purposes of fundamental investment restriction no. 4, telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

SHAREHOLDER AND ACCOUNT POLICIES
Redemptions in-Kind
    Harbor Fund agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Fund reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either total or partial, by a redemption in kind of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. If you receive a redemption in kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.
TRUSTEES AND OFFICERS
    The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of Harbor is set forth below. Except as noted, the address of each Trustee and Officer is One SeaGate, Toledo, Ohio 43604.

			Number of
	Term of		Portfolios in
Name (Age)	Office and		Fund complex	Other Directorships
Position(s) with Fund	Length of	Principal Occupation(s)	Overseen by	of Public Companies
Address	Time Served[1]	During Past Five Years[2]	Trustee	Held by Trustee

INDEPENDENT TRUSTEES

Howard P. Colhoun (70) Trustee 14114 Mantua Mill Road Glyndon, MD 21071	Since 1986	Retired. General Partner, Emerging Growth Partners, L.P. (investing in small companies) (1982-1997); Director, Storage U.S.A. (1994- 2002); and Vice President and Director of Mutual Funds, T. Rowe Price Associates, Inc. (prior to 1982).	14	N/A
John P. Gould (67) Trustee University of Chicago Graduate School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Since 1994	Director of Unext.com (Internet based education company) (1999-Present); President, Cardean University (1999-2001); Steven G. Rothmeier Professor (1996-Present) and Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (1984-Present, on faculty since 1965); Trustee of Milwaukee Insurance (1997-Present); Principal and Executive Vice President of Lexecon Inc. (economics consulting firm) (1994-2004); and Trustee and Chairman Pegasus Funds (1996-1999).	14	Independent Trustee, Dimensional Fund Advisors family of mutual funds (1986-Present).
Rodger F. Smith (65) Trustee 8 Greenwich Office Park Greenwich, CT 06831-5195	Since 1987	Managing Director, Greenwich Associates (a research based consulting firm) (1975- Present); and Director of Arlington Capital Management (CI) Limited (investment advisory firm) (1992-Present); and Chair of Trust Advisory Committee of Tau Beta Pi Association (engineering honor society) (1985-Present).	14	N/A

Number of
	Term of		Portfolios in
Name (Age)	Office and		Fund complex	Other Directorships
Position(s) with Fund	Length of	Principal Occupation(s)	Overseen by	of Public Companies
Address	Time Served[1]	During Past Five Years[2]	Trustee	Held by Trustee

INTERESTED TRUSTEE

David G. Van Hooser (59)* Chairman and Trustee President	Since 2000	President (2002-Present), Director and Chairman of the Board (2000-Present), Harbor Capital Advisors, Inc.; President (2003-Present) and Director (2000-Present), HCA Securities, Inc.; Director, Harbor Transfer, Inc. (2000-Present); and Senior Vice President and Chief Financial Officer, Owens-Illinois, Inc. (glass and plastics manufacturing company) (1998-2001).	14	N/A

INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Charles F. McCain (36) Chief Compliance Officer	Since 2004	Executive Vice President, General Counsel and Chief Compliance Officer (2004-Present), Harbor Capital Advisors, Inc.; Chief Compliance Officer (2004-Present), Harbor Transfer Inc., and Junior Partner, Wilmer Cutler Pickering Hale and Dorr LLP (law firm) (1996-2004).
Constance L. Souders (55) Vice President Treasurer	Since 1992	Executive Vice President, (2003-Present), Director of Administration (1997-Present), Director and Secretary (1988-Present), Senior Vice President (1991-2002), Treasurer (1988-2000), Harbor Capital Advisors, Inc.; President (2000-Present), Director (1991-Present) and Vice President, Secretary, and Treasurer (1992-2000), Harbor Transfer, Inc.; and Chief Compliance Officer (2004-Present), Executive Vice President (2003-Present), Treasurer (2004-Present), President (2002-2003), Vice President (2000-2002), and Secretary (2000-2004) and Director (1989-Present), HCA Securities, Inc.
Brian L. Collins (37) Vice President 980 N. Michigan Suite 1080 Chicago, IL 60606	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.; and Director, U.S. Investment Management Research (1998-2004), Mercer Investment Consulting, Inc.
Mark W. Karchner (44) Treasurer	Since 2005	Executive Vice President and Chief Financial Officer (2005-Present) and Senior Vice President, Business Analysis & Control (2004-2005), Harbor Capital Advisors, Inc.; Chief Financial Officer (2005-Present), Harbor Transfer, Inc.; and Chief Financial Officer and Senior Vice President (2001-2003), S.E. Johnson Companies, Inc.
Karen B. Wasil (53) Secretary	Since 1994	Assistant Secretary (1997-Present), and Regulatory and Legal Compliance Manager (1995-Present), Harbor Capital Advisors, Inc.; Secretary (2000-Present), Harbor Transfer, Inc.; and Secretary (2004-Present), HCA Securities, Inc.
Jodie L. Crotteau (33) Assistant Secretary	Since 2005	Assistant Secretary and Compliance Manager (2005-Present), Regulatory Compliance Specialist (2004-2005), Senior Legal Assistant (2002-2003) and Legal Assistant I (2000-2001), Harbor Capital Advisors, Inc.; and Assistant Secretary (2005-Present), Harbor Transfer, Inc.

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.
[2]	On June 7, 2001, a wholly-owned subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of the predecessor adviser to Harbor Fund, also named “Harbor Capital Advisors, Inc.” That wholly-owned subsidiary of Robeco Groep N.V. assumed the name “Harbor Capital Advisors, Inc.” as part of the acquisition. Another subsidiary of Robeco Groep N.V. acquired substantially all of the assets and assumed substantially all of liabilities of Harbor Transfer, Inc. and assumed the name “Harbor Transfer, Inc.” On September 20, 2001, a wholly-owned subsidiary of Robeco Groep, N.V. acquired substantially all of the assets and assumed substantially all of the liabilities of HCA Securities, Inc. and assumed the name “HCA Securities, Inc.” Accordingly, for periods prior to June 7, 2001 with respect to Harbor Capital Advisors, Inc. and Harbor Transfer, Inc. and for periods prior to September 20, 2001 with respect to HCA Securities, Inc., employment with Harbor Capital Advisors, Inc., Harbor Transfer, Inc. and HCA Securities, Inc. refers to employment with the predecessor entities.

*	Mr. Van Hooser is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Fund.
   Messrs. Colhoun, Gould and Smith serve on the audit committee and the nominating committee. The functions of the audit committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firms’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The nominating committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The nominating committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing within a reasonable time before any meeting. The valuation committee is comprised of David G. Van Hooser, Charles F. McCain, Constance L. Souders, Karen B. Wasil and Linda M. Molenda. The functions of the valuation committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary.
   During the most recently completed fiscal year for Harbor Fund, the Board of Trustees held ten meetings, the valuation committee held 30 meetings, the audit committee held two meetings and the nominating committee held two meetings. All of the current Trustees and committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during the Harbor Fund’s most recently completed fiscal year. The Board of Trustees does not have a compensation committee.
Trustee Compensation Table
As of October 31, 2006

		Pension or
	Estimated	Retirement	Total
	Aggregate	Benefits Accrued	Compensation
	Compensation	as Part of Fund	from Registrant
Name of Person, Position	From Fund*	Expenses	Paid to Trustees

David G. Van Hooser, Chairman, President and Trustee	-0-	-0-	-0-
Howard P. Colhoun, Trustee	$174	-0-	$90,000
John P. Gould, Trustee	$174	-0-	$90,000
Rodger F. Smith, Trustee	$174	-0-	$90,000

*	For the period February 1, 2006 thru October 31, 2006.
   The equity securities beneficially owned by the Trustees as of December 31, 2005 are as follows:

Aggregate Dollar Range of Equity
Securities in All Registered
	Dollar Range of Equity	Investment Companies Overseen by
Name of Trustee	Securities in the Fund*	Trustee in Harbor Fund Family

Independent Trustees

Howard P. Colhoun	none	over $100,000

John P. Gould	none	over $100,000

Rodger F. Smith	none	over $100,000

Interested Trustee

David G. Van Hooser	none	over $100,000

*	The Fund commenced operations on February 1, 2006.
   Material Relationships of the Independent Trustees. For purposes of the discussion below, the italicized terms have the following meanings:

•	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.

•	an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, the Robeco Groep, N.V. (“Robeco”) is an entity that is in a control relationship with Harbor Capital Advisors, Inc. (the “Adviser”).

•	a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which HCA Securities, Inc. (“HCA”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Fund include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.
   As of December 31, 2005, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the Adviser, Robeco or any other entity in a control relationship to the Adviser or HCA. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Adviser, Robeco, or any other entity in a control relationship to the Adviser or HCA. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a “fund related party”);

•	a Harbor Fund;

•	an officer of Harbor Fund;

•	a related fund;

•	an officer of any related fund;

•	the Adviser;

•	HCA;

•	an officer of the Adviser or HCA;

•	any affiliate of the Adviser or HCA; or

•	an officer of any such affiliate.
   During the calendar years 2004 and 2005, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service, except for the following: Rodger F. Smith, an Independent Trustee, is a Managing Director of Greenwich Associates, a firm that provides research based consulting services to firms in the financial services industry. These research based consulting services consist of industry reports which are available by subscription or individual purchase. They may also include the interpretation of the industry data contained in the reports for particular firms. During the calendar years 2004 and 2005, Greenwich Associates provided research based consulting services for compensation to:

(a)	Robeco Asset Management, a European unit of Robeco, the parent company of the Adviser, for approximately $100,000 and $35,000, respectively;

(b)	Entities in a control relationship with NorthPointe Capital LLC (“NorthPointe”), subadviser to the Fund, of approximately $74,000 and $94,000, respectively. (NorthPointe did not become a subadviser to Harbor Fund until 2006.) No services were provided directly to NorthPointe.
   The services identified above were not related to the Adviser or Harbor Fund. Mr. Smith was not personally involved in any of the services delivered to any of the above entities except entities in a control relationship with NorthPointe (“NorthPointe Affiliate”). The services provided by Greenwich Associates to the NorthPointe Affiliate which Mr. Smith was involved with consisted principally of interpreting the data about the NorthPointe Affiliate contained in the industry reports regarding market trends, the competitive landscape and perceptions of the NorthPointe Affiliate in the market, and providing general recommendations for improving the NorthPointe Affiliate’s business based upon that data. As a Managing Director of Greenwich Associates, however, Mr. Smith may be considered to benefit indirectly from these relationships of his firm through his interest in the profits of his firm. None of the services provided by Mr. Smith or Greenwich Associates to the NorthPointe Affiliate involved NorthPointe.
   During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family members, serve as a member of a board of directors on which an officer of any of the following entities also serves as a director:

•	the Adviser;

•	HCA;

•	Robeco; or

•	Any other entity in a control relationship with the Adviser or HCA;
   During the calendar years 2004 and 2005, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor Fund. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

•	any related fund;

•	the Adviser

•	HCA;

•	any affiliated person of Harbor Fund;

•	Robeco; or

•	any other entity in a control relationship to Harbor Fund.
THE ADVISER
    Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser for the Fund. The Adviser is responsible for managing the Fund’s assets or overseeing the management of the Fund by the Subadviser. Harbor Fund, on behalf of the Fund, has entered into separate investment advisory agreements (each, an “Investment Advisory Agreement”) each of which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Fund except the fees and expenses of Trustees not affiliated with the Adviser or Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.
   The Adviser is an indirect, wholly-owned subsidiary of Robeco. Groep N.V. (“Robeco”). Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (“Rabobank”) owns 100% of the shares of Robeco. Robeco is headquartered in Rotterdam, The Netherlands.
   Robeco is active in various areas of investment management. It currently provides investment management services to a large number of segregated accounts and a range of institutional funds as well as to a variety of retail mutual funds, most of which are listed on the major European stock exchanges. Robeco operates primarily outside of the United States, although it currently holds full ownership interests in three U.S. investment advisers and holds a controlling interest in another U.S. investment adviser. These U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts.
THE SUBADVISER
    The Adviser has engaged the services of a subadviser to assist with the portfolio management of the Fund. The Fund is subadvised by NorthPointe Capital LLC. The Subadviser is indirectly controlled by Nationwide Mutual Life Insurance Company.
   The Adviser pays the Subadviser out of its own resources; the Fund has no obligation to pay the Subadviser. The Subadviser has entered into a subadvisory agreement with the Adviser and Harbor Fund, on behalf of the Fund. The Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund’s assets are held uninvested. The Subadviser is responsible to bear its own costs of providing services to the Fund. The Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.
THE PORTFOLIO MANAGER
Other Accounts Managed
    The portfolio manager who is primarily responsible for the day-to-day management of the Fund also manages other registered investment companies, other pooled investment vehicles and other accounts, (“Portfolios”) as indicated below. The following table identifies, as of December 31, 2005: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (ii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts

	# of	Total Assets	# of	Total Assets	# of	Total Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)

All Accounts	2	$126	0	$—	6	$207
Accounts where advisory fee is based on account performance (subset of above)	0	$—	0	$—	0	$—
Conflicts of Interest
    It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. NorthPointe has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.
Portfolio Manager Compensation
    NorthPointe uses a compensation structure that is designed to attract and retain high-caliber investment professionals. The portfolio manager is compensated based primarily on the scale and complexity of his portfolio responsibilities and the total return performance of mutual funds, other managed pooled vehicles and managed separate accounts over which he has responsibility, versus appropriate peer groups and benchmarks. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.
   The portfolio manager is paid a fixed base salary which is re-evaluated annually that NorthPointe believes is industry competitive in light of the portfolio manager’s experience and responsibility. In addition, the portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and qualitative factors. Quantitative factors include fund/account performance and the financial performance of NorthPointe or its parent company. The performance of the Fund and other accounts the portfolio manager manages has a paramount impact on his compensation. Pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared to the Fund’s stated benchmark index, which is the Russell 2000® Growth Index. Additionally, the Fund’s performance is measured against its peer group as measured by Lipper, Inc. (the small cap growth fund category), which may provide performance rankings for both shorter periods as well as blended rankings for longer term performance. Qualitative factors include an assessment of the portfolio manager’s contribution to the overall success and strength of the firm. NorthPointe uses this dual approach of using both quantitative and qualitative in order to create incentives for the portfolio manager to sustain favorable results from one year to the next, and to reward for performance that has improved considerably during the recent period. Less significant in annual compensation determinations are subjective factors as identified by NorthPointe’s Chief Investment Officer or such other managers as may be appropriate.
   The bonus determination components apply on an aggregate basis with respect to all accounts managed by the portfolio manager, including unregistered pooled investment vehicles and separate investment advisory accounts. The compensation of the portfolio manager with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the manager’s performance in meeting them. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
   Annual bonuses may vary significantly from one year to the next based on all of these factors. Superior performance may result in the portfolio manager receiving an annual bonus that constitutes a substantial portion of his total compensation.
   The portfolio manager also may be awarded unregistered restricted equity interests in a related NorthPointe entity that typically vest over time and are designed to create incentives to retain key talent and they are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, NorthPointe’s ultimate parent company. Such plan affords participating United States-based employees the tax benefits of deferring the receipt of a portion of their cash compensation. The portfolio manager also may participate in benefit plans and programs available generally to all NorthPointe employees.
Securities Ownership
    The table below shows the dollar range of shares of the Fund beneficially owned by the portfolio manager as of February 1, 2006.

Portfolio Manager	Fund(s) Managed by Portfolio Manager	Dollar Range of Shares Owned

Wilk	Harbor Small Company Growth Fund*	None

*	The Fund is newly organized and commenced investment operations on February 1, 2006.

THE DISTRIBUTOR
    HCA Securities, Inc. (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares and continually offers shares of the Fund pursuant to a distribution agreement approved by the Trustees. Its mailing address is HCA Securities, Inc., One SeaGate, Toledo, Ohio 43666. David G. Van Hooser and Constance L. Souders are Directors of the Distributor. Mr. Van Hooser is President of the Distributor and Ms. Souders is Executive Vice President, Chief Compliance Officer and Treasurer of the Distributor. Karen B. Wasil is Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Adviser.
   Harbor Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Fund’s behalf. Harbor Fund is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the New York Stock Exchange. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.
Distribution Plans
    The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) with respect to the Fund’s Retirement Class shares (the “Plan”). The Fund, pursuant to the Plan, pays HCA Securities compensation at the annual rate of up to 0.25% of the average daily net assets of Retirement Class shares.
   The Plan compensates HCA Securities for the purpose of financing any activity which is primarily intended to result in the sale of Retirement Class shares of the Fund. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for (other than existing shareholders) prospective shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.
   Amounts payable by the Fund under the Plan need not be directly related to the expenses actually incurred by HCA Securities on behalf of the Fund. The Plan does not obligate the Fund to reimburse HCA Securities for the actual expenses HCA Securities may incur in fulfilling its obligations under the Plan. Thus, even if HCA Securities’ actual expenses exceed the fee payable to HCA Securities at any given time, the Fund will not be obligated to pay more than that fee. If HCA Securities’ expenses are less than the fee it receives, HCA Securities will retain the full amount of the fee.
   HCA Securities may from time to time waive or reduce any portion of its 12b-1 fee for Retirement Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, HCA Securities will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
   Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from HCA Securities pursuant to the Plan.
   Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Retirement Class shares. Expense incurred by HCA Securities under the Plan may not be carried forward for reimbursement by the Retirement Class shares of the Fund beyond 12 months from the date such expenses were incurred.
   Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. (“NASD”).
   As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Fund and its respective shareholders.
   The anticipated benefits that may result from the Plan with respect to the Fund and/or the classes of the Fund and/or the classes of the Fund and its shareholders include but are not limited to the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Fund.
   Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
   Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
THE SHAREHOLDER SERVICING AGENT
    Harbor Transfer, Inc. (the “Shareholder Servicing Agent”) acts as the shareholder servicing agent for the Fund and in that capacity maintains certain financial and accounting records of the Fund. Its mailing address is P.O. Box 10048, Toledo, Ohio 43699-0048. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser and Constance L. Souders are Directors of the Shareholder Servicing Agent. Constance L. Souders is the President, Charles F. McCain is the Chief Compliance Officer, Mark W. Karchner is the Chief Financial Officer, Karen B. Wasil is the Secretary and Jodie L. Crotteau is the Assistant Secretary of the Shareholder Servicing Agent. The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for compensation up to the following amounts per class of the Fund:

Share Class	Transfer Agent Fees

Institutional Class	0.0525% of the average daily net assets of all Institutional Class shares.
Retirement Class	0.0525% of the average daily net assets of all Retirement Class shares.
   The Shareholder Servicing Agent, the Distributor or the Adviser or its affiliates may pay fees to unaffiliated intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through omnibus accounts that are maintained by the intermediary. These include participants in employee benefit or retirement plans and shareholders who invest through financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., per year) and/or an asset based fee which is determined based upon the value of the assets maintained by the intermediary. These fees are paid by the Shareholder Servicing Agent out of the transfer agent fees received by the Shareholder Servicing Agent and/or by the Distributor or Adviser out of their own assets, and are not separately paid by the Fund. These fees may be in addition to any distribution and shareholder servicing (12b-1) fees received by the Distributor or transfer agent fees received by the Shareholder Servicing Agent. The unaffiliated intermediaries that may be compensated by the Shareholder Servicing Agent, the Distributor or Adviser or its affiliates include employee benefit plan and retirement plan administrators, broker-dealers, banks, trust companies and other financial institutions which maintain omnibus accounts with the Fund. The Adviser may also pay an asset-based fee to one or more affiliates of its parent company, Robeco, for activities related to the marketing of the Fund. This asset-based fee is determined based upon the value of the assets in the Fund which are attributable to the successful marketing activities of the Robeco affiliates. The fee is paid out of the Adviser’s own assets and is not paid separately by the Fund.

CODE OF ETHICS
    Harbor Fund, the Adviser, the Distributor and the Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of Harbor Fund from using that information for their personal benefit or to the disadvantage of Harbor Fund. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor fund (except Harbor Short Duration Fund and Harbor Money Market Fund which are not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by Harbor Fund, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics are on public file with and are available from the Securities and Exchange Commission.
   Because the Subadviser is an entity not otherwise affiliated with Harbor Fund or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser’s personnel to the Subadviser in accordance with the Subadviser’s code of ethics. The Subadviser provides Harbor Fund’s Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.
PORTFOLIO HOLDINGS DISCLOSURE POLICY
    The Fund’s full portfolio holdings, as well as industry, security, and regional breakdowns, are published quarterly, with a 15-day lag, on www.harborfund.com. In addition, the Fund’s top ten portfolio holdings as a percent of its total net assets will be published quarterly, with a 10-day lag, on www.harborfund.com. This information is available on Harbor Fund’s web site for the entire quarter.
   The Board of Trustees of Harbor Fund has adopted policies and procedures that prohibit the disclosure of non-public portfolio holdings information to third parties except in certain limited circumstances where Harbor Fund or a service provider has a legitimate business purpose for disclosing that information and the recipients are obligated by written agreement to maintain the confidentiality of that information and are prohibited from using that non-public information to trade for their own account. Only an officer of Harbor Fund may authorize such disclosure in those limited circumstances, and that authorization must be approved by the chief compliance officer of Harbor Fund. Policies and procedures adopted by Harbor Fund also prohibit the Fund and any service provider from entering into any arrangement to receive any compensation or consideration, directly or indirectly, in return for the disclosure of non-public information about the Fund’s portfolio holdings.
   Non-public portfolio holdings information is disclosed only to the following service providers for the sole purpose of assisting the respective service provider in carrying out its designated responsibilities for the Fund:

•	Daily to the Adviser and Subadviser solely with respect to the Fund for which it serves as subadviser; and

•	Daily to the Fund’s custodian and accounting agent.

•	Daily to Vestek, which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the funds’ performance and portfolio attributes;

•	Daily to Institutional Shareholder Services, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the Funds;

   Harbor Fund seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of the Fund and its shareholders. Harbor Fund seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.

PROXY VOTING
    The Board of Trustees of Harbor Fund has adopted proxy voting policies and procedures which delegate to the Adviser the authority to vote proxies of companies held in a Fund’s portfolio. When voting proxies on behalf of the Fund, the Adviser applies its own proxy voting policies and procedures and voting guidelines to determine how the votes should be cast. These policies, procedures and guidelines have been reviewed by the Board of Trustees of Harbor Fund.
   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, on the Fund’s web site at www.harborfund.com; and (2) on the Commission’s web site at http://www.sec.gov.
   As an investment adviser, the Adviser recognizes that it is a fiduciary which owes its clients, including the Harbor funds, a duty of utmost good faith and full and fair disclosure of all material facts. The Adviser also recognizes that it owes its clients a duty of loyalty which requires the Adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the Adviser from subrogating the clients’ interests to its own. In addition, when the Adviser votes proxies on behalf of the Fund, it must do so in a manner consistent with the best interests of the Fund and its shareholders.
   The Adviser has established a committee (the “Proxy Voting Committee”) which is responsible for creating and maintaining detailed proxy voting guidelines which set forth the Adviser’s position on various common proxy voting matters (the “Proxy Voting Guidelines”). The Proxy Voting Committee has developed the Proxy Voting Guidelines based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent (“ISS”). The Proxy Voting Committee is also responsible for voting proxies on behalf of the Funds generally in accordance with the pre-determined Proxy Voting Guidelines.
   The Adviser has engaged ISS as proxy voting agent to review, categorize and analyze each proxy received by the Fund and apply the Proxy Voting Guidelines to determine how the proxy should be voted. Upon receipt of ISS’s voting analysis, the Proxy Voting Committee will determine whether the proxy should be voted in accordance with the Proxy Voting Guidelines or whether the particular circumstances warrant deviation from the Proxy Voting Guidelines. If the Proxy Voting Committee decides to deviate from the Proxy Voting Guidelines, the Proxy Voting Committee is required to document the rationale for its vote. The Adviser is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in a manner which is inconsistent with the Proxy Voting Guidelines.
   The Adviser seeks to avoid material conflicts of interest by applying the Proxy Voting Guidelines in an objective and consistent manner across all Funds through ISS as proxy voting agent. Application of Proxy Voting Guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since the voting guidelines are pre-determined by the Proxy Voting Committee using recommendations from ISS, an independent third party. However, for proxy votes which are inconsistent with the Proxy Voting Guidelines, the Proxy Voting Committee will review all such proxy votes in order to determine whether the voting rationale appears reasonable. The Proxy Voting Committee also assesses whether any business or other relationships between the Adviser and its affiliates and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred by the Proxy Voting Committee to the Board of Directors of the Adviser for immediate resolution.
   As noted above, the Proxy Voting Guidelines have been established by the Proxy Voting Committee to cover a wide range of common proxy voting matters. The following is a summary of some of the more significant of these guidelines:
   Anti-takeover and Corporate Governance Issues. The Adviser generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, the Adviser will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.
   Social and Corporate Responsibility Issues. The Adviser generally votes with a company’s management on the following social issues unless the issue has substantial economic implications for the company’s business and operations which have not been adequately addressed by management:

-	corporate environmental practices;

-	board diversity;

-	employment practices and employment opportunity;

-	military, nuclear power and related energy issues;

-	tobacco, alcohol, infant formula and safety in advertising practices;

-	economic conversion and diversification;

-	international labor practices and operating policies;

-	genetically-modified foods;

-	animal rights; and

-	political contributions/activities and charitable contributions.
   Global Portfolio Companies. The Adviser applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets.
   Votes Against Company Management. If the Adviser believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, the Adviser may elect to vote contrary to management.
   Shareblocking. Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. The Adviser’s policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.
   Securities on Loan. The Fund may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the lending agent in advance of the voting deadline. The Adviser’s policy is generally not to vote securities on loan unless the Proxy Voting Committee has knowledge of a material voting event that could affect the value of the loaned securities. When this occurs, the Proxy Voting Committee has the discretion to instruct the lending agent to recall the loaned securities in order to cast a vote at an upcoming shareholder meeting.
PORTFOLIO TRANSACTIONS
    The Subadviser is responsible for making specific decisions to buy and sell securities for the Fund. The Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
   Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
   The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser and Subadviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
   Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or a Subadviser may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser or the Subadviser for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser or the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Subadviser’s overall responsibilities to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
   Although commissions paid on every transaction will, in the judgment of the Adviser or the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s or Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
   Research provided by brokers is used for the benefit of all of the clients of the Adviser or the Subadviser and not solely or necessarily for the benefit of the Fund. The Adviser’s and the Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser or the Subadviser as a consideration in the selection of brokers to execute portfolio transactions.
   In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Adviser or the Subadviser. Investment decisions for the Fund and for the Adviser’s or Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor Fund believes that over time its ability to participate in volume transactions will produce better executions for the Fund.
   The investment advisory fee that the Fund pay to the Adviser will not be reduced as a consequence of the Adviser’s or Subadviser’s receipt of brokerage and research services. To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or the Subadviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or a Subadviser in carrying out its obligations to the Fund.
NET ASSET VALUE
    The net asset value per share of each class of the Fund is determined by the Fund’s Custodian after the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading. If the Exchange closes early, determination of net asset value will be accelerated to that time. The New York Stock Exchange is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
   Portfolio securities of the Fund are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the National Association of Securities Dealers NASDAQ System (“NASDAQ”) are valued at the last sale price on that exchange or at the NASDAQ Official Closing Price, if no sale occurs, at the mean between the closing bid and closing asked price;

(b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and the asked prices; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on that exchange on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Stock Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Adviser or Subadviser, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser or Subadviser to be representative of market values at the close of business of the New York Stock Exchange; (e) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (f) forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers; and (g) all other securities and other assets, including securities for which market prices are not available or, when available, are not deemed to be reliable as may be the case from time to time with foreign securities, and including securities, such as debt securities, for which prices are supplied by a pricing agent but are not deemed by the Adviser or Subadviser to be representative of market values, or for which prices are not available, are valued at fair value as determined in accordance with fair valuation procedures adopted by the Trustees. The procedures provide that an independent pricing service may be used in determining the fair value of the security. Money market instruments held by the Fund with a remaining maturity of 60 days or less will be valued by the amortized cost method.
   Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.
   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds’ net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the New York Stock Exchange (NYSE) and thus may no longer be considered reliable. The Funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular Fund’s securities. In the case of international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Fund’s net asset values are determined and that these price differences may have an affect on the net asset value.
   The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities with respect to the Fund and with a share of the general liabilities of Harbor Fund. Expenses with respect to any two or more Harbor Funds are to be allocated in proportion to the net asset values of the respective funds except where allocations of direct expenses can otherwise be fairly made.

TAX INFORMATION
    The Fund is treated as a separate taxpayer for federal income tax purposes.
   The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and satisfy certain quarterly asset diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.
   If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund retains any investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level, and when such income is distributed, to a further tax at the shareholder level.
   The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
   Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For U.S. federal income tax purposes, distributions of certain net foreign currency gains and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. In general, assuming the Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so designated by the Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.
   Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United

States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Currently, dividends from foreign investment companies foreign personal holding companies, and passive foreign investment companies, do not qualify for the maximum 15% U.S. federal income tax rate. However, as a result of the American Jobs Creation Act of 2004, the limitations on qualified dividend income with respect to foreign personal holding companies and foreign investment companies will generally cease to apply to taxable years of such entities beginning after December 31, 2004.
   A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
   Distributions from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.
   Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
   Distributions from net investment income of Harbor Small Company Growth Fund may qualify in part for a 70% dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. Amounts eligible for the dividends received deduction may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.
   If the Fund acquires stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. Because any credit or deduction for this tax could not be passed through to the Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. An election may generally be available to the Fund that would ameliorate these adverse tax consequences. However, such an election could also require the Fund to recognize income (which would have to be distributed to the Fund’s shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.
   The federal income tax rules applicable to certain investments or transactions within the Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
   Due to certain adverse tax consequences, the Fund does not intend, absent a change in applicable law, to acquire residual interests in REMICs.
   The Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in the Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may therefore need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
   Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for taxable years of the Fund commencing after December 31, 2004). If an effective IRS Form W8-BEN is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from the Fund. Further, unless an effective IRS Form W8-BEN, or other authorized withholding certificate is on file, backup withholding at the rate of 28% is withheld on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters.
   Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will be exempt from Delaware corporation income tax. As a regulated investment company, the Fund will also be exempt from the Ohio corporation franchise tax and the Ohio tax on dealers in intangibles, although certain reporting requirements, which have been waived in the past, may in the future have to be satisfied as a prerequisite for this Ohio tax exemption.
   Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for participants.
   At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
   Redemptions and exchanges may be taxable events for shareholders. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.
   All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales in the event of other investments in the Fund within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.
   Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
   Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement, beneficiary and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
   The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds may also be subject to foreign taxes with respect to their foreign investments but generally will not be eligible to make this election. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses. Investment by any Fund in zero coupon, stripped or certain other securities with original issue discount or market discount could require the Fund to liquidate investments under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.
   The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. The discussion does not address special tax rules which may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of the Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.
ORGANIZATION AND CAPITALIZATION
    General. Harbor Fund is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the fund to which it relates with each other share in that fund. Harbor Fund currently consists of 14 separate funds, one of which is the Harbor Small Company Growth Fund. The other 13 funds are offered pursuant to a separate prospectus. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement and of any changes in fundamental investment restrictions or policies of the Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

   Unless otherwise required by the Investment Company Act or the Agreement and Declaration of Trust (the “Declaration of Trust”), Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
   Shareholder and Trustee Liability. Harbor is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that the Fund will not be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Harbor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by Harbor or the Trustees. The Declaration of Trust provides for indemnification by the Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that Harbor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Harbor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
   The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
CUSTODIAN
    State Street Bank and Trust Company has been retained to act as Custodian of the Fund’s assets and, in that capacity, maintains certain financial and accounting records of the Fund. The Custodian’s mailing address is 225 Franklin Street, Boston, MA 02110.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND FINANCIAL STATEMENTS
    Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as Harbor Fund’s independent registered public accounting firm, providing audit services, including review and consultation in connection with various filings by Harbor Fund with the SEC and tax authorities. No financial statements exist for Harbor Small Company Growth Fund, which commenced operations February 1, 2006.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
MOODY’S INVESTORS SERVICE, INC.
   Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
   Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.
   A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
   Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
   Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
   B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
   Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
   Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
   C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
   Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
   Moody’s ratings for state and municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:
   MIG-1—Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
   MIG-2—Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
STANDARD & POOR’S CORPORATION
   AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.
   AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
   A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.
   BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
   CCC: Bonds rated CCC are extremely vulnerable to losses from credit defaults.
   The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
   Dual Rating Definitions: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
   Municipal notes issued since July 29, 1984 are rated “SP-1,” “SP-2,” and “SP-3.” The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.
FITCH LONG-TERM RATINGS
   AAA: (Highest credit quality) “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
   AA: (Very high credit quality) “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
   A: (High credit quality) “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
   BBB: (Good credit quality) “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
   BB: (Speculative) “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
   B: (Highly speculative) “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
   CCC, CC, C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
   DDD, DD, D: (Default) The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
   Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
Notes:
   “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
   “NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.
   “Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
   Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
   A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.
FITCH SHORT-TERM RATINGS
   F1: (Highest credit quality) Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
   F2: (Good credit quality) A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
   F3: (Fair credit quality) The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
   B: (Speculative) Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
   C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
   D: (Default) Denotes actual or imminent payment default.
Notes:
   “+” may be appended to an “F1” rating class to denote relative status within the category.
   “NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.
   “Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
   Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY’S INVESTORS SERVICE, INC.
   P-1: Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation “Prime-1” or “P-1” indicates the highest quality repayment capacity of the rated issue.
STANDARD & POOR’S CORPORATION
   A-1: Standard & Poor’s Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

One SeaGate
Toledo, Ohio 43604
1-800-422-1050
www.harborfund.com

recycled paper
02/2006/100

HARBOR FUND
PART C. OTHER INFORMATION
Item 23. Exhibits

a.	[17](1)	Agreement and Declaration of Trust, dated June 8, 1993.
	[1](2)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share, dated November 1, 1993.
	[6](4)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 1, 2000.
	[11](6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 14, 2001.
	[12](7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 20, 2001.
	[12](8)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated March 1, 2002.
	[14](9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 1, 2002.
	[18](10)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 1, 2005.
	(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 21, 2005.
[17]b.		By-laws, dated June 8, 1993.
c.		Inapplicable.
d.	[10](1)	Form of Investment Advisory Agreement—Harbor Mid Cap Growth Fund.
	[10](2)	Form of Investment Advisory Agreement—Harbor Growth Fund.
	[10](4)	Form of Investment Advisory Agreement—Harbor International Growth Fund.
	[10](6)	Form of Investment Advisory Agreement—Harbor Capital Appreciation Fund.
	[10](8)	Form of Investment Advisory Agreement—Harbor International Fund.
	[10](9)	Form of Investment Advisory Agreement—Harbor Value Fund.
	[10](10)	Form of Investment Advisory Agreement—Harbor Bond Fund.
	[10](11)	Form of Investment Advisory Agreement—Harbor Short Duration Fund.
	[10](12)	Form of Investment Advisory Agreement—Harbor Money Market Fund.
	[19](13)	Form of Subadvisory Agreement—Harbor Mid Cap Growth Fund.
	[10](15)	Form of Subadvisory Agreement—Harbor Small Cap Growth Fund.
	[16](16)	Form of Subadvisory Agreement—Harbor International Growth Fund.
	[10](18)	Form of Subadvisory Agreement—Harbor Capital Appreciation Fund.
	[10](20)	Form of Subadvisory Agreement—Harbor International Fund.
	[10](23)	Form of Subadvisory Agreement—Harbor Bond Fund.
	[10](24)	Form of Subadvisory Agreement—Harbor Short Duration Fund.
	[10](25)	Form of Subadvisory Agreement—Harbor Money Market Fund.
	[11](26)	Form of Investment Advisory Agreement—Harbor Small Cap Value Fund.
	[11](27)	Form of Subadvisory Agreement—Harbor Small Cap Value Fund.
	[11](28)	Form of Subadvisory Agreement—Harbor Large Cap Value Fund.
	[16](29)	Form of Subadvisory Agreement—Harbor Mid Cap Value Fund.
	[12](30)	Form of Investment Advisory Agreement—Harbor Mid Cap Value Fund.
	[15](31)	Form of Investment Advisory Agreement—Harbor High-Yield Bond Fund.
	[12](32)	Form of Subadvisory Agreement—Harbor High-Yield Bond Fund.
	[18](33)	Form of Investment Advisory Agreement—Harbor Real Return Fund.
	[18](34)	Form of Subadvisory Agreement—Harbor Real Return Fund.
	(35)	Investment Advisory Agreement—Harbor Small Company Growth Fund.
	(36)	Subadvisory Agreement—Harbor Small Company Growth Fund.
	(37)	Contractual Expense Limitation.
[13]e.		Form of Distribution Agreement.
f.		Inapplicable.
[3]g.		Custodian Agreement.
	[15](1)	Fee Schedule for Exhibit g.
[10]h.		Form of Transfer Agent and Service Agreement.
[1]i.		Opinion and Consent of Counsel as to legality of shares being registered incorporated by reference to Rule 24f-2 Notice filed on Form 24f-2 on December 27, 1996 (File No. 811-04676).
j.		Inapplicable.
k.		Inapplicable.
[3]l.		Investment Representation Letter relating to initial capital.
m.	[13](1)	Retirement Class shares distribution plan.

	[13](2)	Investor Class shares distribution plan.
[13]n.		Multiple Class Plan pursuant to Rule 18f-3.
[8]o.		Power of Attorney.
p.	[16](1)	Harbor Fund and HCA Securities, Inc. Code of Ethics.
	[16](2)	Harbor Capital Advisors, Inc. Code of Ethics.
	[17](4)	Jennison Associates LLC Code of Ethics.
	[18](6)	Northern Cross Investments, Ltd. Code of Ethics.
	[17](9)	Pacific Investment Management Co. Code of Ethics.
	[16](10)	Fischer, Francis Trees & Watts Code of Ethics.
	[19](11)	Wellington Management Company, LLP Code of Ethics.
	[18](12)	Westfield Capital Management Company, Inc. Code of Ethics.
	[16](14)	EARNEST Partners LLC Code of Ethics.
	[16](15)	Armstrong Shaw Associates Code of Ethics.
	[16](16)	LSV Asset Management Code of Ethics.
	[16](17)	Shenkman Capital Management, Inc. Code of Ethics.
	[16](18)	Marsico Capital Management, LLC Code of Ethics.

[1]	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
[2]	Filed with Post-Effective Amendment No. 23 on December 30, 1997.
[3]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[4]	Filed with Post-Effective Amendment No. 25 on December 30, 1998.
[5]	Filed with Post-Effective Amendment No. 27 on February 25, 2000.
[6]	Filed with Post-Effective Amendment No. 28 on August 14, 2000.
[7]	Filed with Post-Effective Amendment No. 29 on October 26, 2000.
[8]	Filed with Post-Effective Amendment No. 30 on November 16, 2000.
[9]	Filed with Post-Effective Amendment No. 31 on January 24, 2001.
[10]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[11]	Filed with Post-Effective Amendment No. 33 on September 19, 2001.
[12]	Filed with Post-Effective Amendment No. 34 on December 3, 2001.
[13]	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
[14]	Filed with Post-Effective Amendment No. 38 on September 11, 2002.
[15]	Filed with Post-Effective Amendment No. 39 on February 21, 2003.
[16]	Filed with Post-Effective Amendment No. 42 on December 14, 2004.
[17]	Filed with Post-Effective Amendment No. 43 on February 18, 2005.
[18]	Filed with Post-Effective Amendment No. 44 on September 1, 2005.
[19]	Filed with Post-Effective Amendment No. 47 on December 23, 2005.
Item 24. Persons Controlled by or Under Common Control with Registrant
None
Item 25. Indemnification
The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
Northern Cross Investments Limited is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Northern Cross Investments Limited is currently listed in the investment adviser registration on Form ADV for Northern Cross Investments Limited (File No. 801-42997) and is hereby incorporated by reference thereto.
Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.
Armstrong Shaw Associates, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Armstrong Shaw Associates is currently listed in the investment adviser registration on Form ADV for Armstrong Shaw Associates (File No. 801-20597) and is hereby incorporated by reference thereto.
Pacific Investment Management Company is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company (File No. 801-7260) and is hereby incorporated by reference thereto.
Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.
Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.
Earnest Partners LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Earnest Partners LLC is currently listed in the investment adviser registration on Form ADV for Earnest Partners LLC (File No. 801-56189) and is hereby incorporated by reference thereto.
Wellington Management Company, LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company, LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company, LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.
Westfield Capital Management Company, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management (File No. 801-34350) and is hereby incorporated herein by reference thereto.
LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.
Marsico Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Marsico Capital Management, LLC is currently listed in the investment adviser registration Form ADV for Marsico Capital Management, LLC (File No. 801-54914) and is hereby incorporated herein by reference thereto.

Item 27. Principal Underwriter
(a) None
(b)

		Positions and Offices with	Positions and Offices with
Name	Business Address	Underwriter	Registrant

David G. Van Hooser	One SeaGate Toledo, Ohio 43604	Director and President	Chairman, President and Trustee
Constance L. Souders	One SeaGate Toledo, Ohio 43604	Director, Executive Vice President, Chief Compliance Officer and Treasurer	Vice President
Karen B. Wasil	One SeaGate Toledo, Ohio 43604	Secretary	Secretary
(c) Inapplicable
Item 28. Location of Accounts and Records
Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., HCA Securities, Inc., and Harbor Transfer, Inc. each of which is located at One SeaGate, Toledo, Ohio 43604. Records are also maintained by each Fund’s respective subadviser located at: Wall Street Associates, 1200 Prospect Street, Suite 100, LaJolla, California 92037; Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; Westfield Capital Management Company, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado, 80202; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Northern Cross Investments Limited, Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX; LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606; EARNEST Partners LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309; Armstrong Shaw Associates, Inc., 45 Grove Street, New Canaan, CT 06840; Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017-6283; Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166. Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.
Item 29. Management Services
Inapplicable.
Item 30. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toledo, the State of Ohio, on the 30th day of January 2006.

Harbor Fund

By:	/s/ David G. Van Hooser

David G. Van Hooser
Chairman, President and Trustee
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	January 30, 2006

/s/ Mark W. Karchner Mark W. Karchner	Treasurer (Principal Financial and Accounting Officer)	January 30, 2006

/s/ Howard P. Colhoun* Howard P. Colhoun	Trustee	January 30, 2006

/s/ John P. Gould* John P. Gould	Trustee	January 30, 2006

/s/ Rodger F. Smith* Rodger F. Smith	Trustee	January 30, 2006

*	Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 30.

HARBOR FUND
INDEX TO EXHIBITS IN REGISTRATION STATEMENT

No.	Exhibit

99.a(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 21, 2005.
99.d(35)	Investment Advisory Agreement—Harbor Small Company Growth Fund.
99.d(36)	Subadvisory Agreement—Harbor Small Company Growth Fund.
99.d(37)	Contractual Expense Limitation.